Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	A10 NETWORKS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36343
Entity Tax Identification Number	20-1446869
Entity Address, Address Line One	2300 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	325-8668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	ATEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001580808